PURCHASES OF EQUITY SECURITIES BY THE ISSUER AND AFFILIATED PURCHASERS (Detail) - € / shares	1 Months Ended
	Dec. 31, 2024	Nov. 30, 2024	Oct. 31, 2024	Sep. 30, 2024	Aug. 31, 2024	Jul. 31, 2024	Jun. 30, 2024	May 31, 2024	Apr. 30, 2024	Mar. 31, 2024	Feb. 29, 2024	Jan. 31, 2024
Disclosure of classes of share capital [abstract]
Share Purchase Period	December 1 to December 31, 2024	November 1 to November 30, 2024	October 1 to October 31, 2024	September 1 to September 30, 2024	August 1 to August 31, 2024	July 1 to July 31, 2024	June 1 to June 30, 2024	May 1 to May 31, 2024	April 1 to April 30, 2024	March 1 to March 31, 2024	February 1 to February 29, 2024	January 1 to January 31, 2024
Total number of shares purchased	0	0	0	0	0	0	0	0	0	0	0	0
Average price paid per share	€ 0	€ 0	€ 0	€ 0	€ 0	€ 0	€ 0	€ 0	€ 0	€ 0	€ 0	€ 0
Total number of shares purchased as part of publicly announced plans or programs	0	0	0	0	0	0	0	0	0	0	0	0
Maximum number (or approximate dollar value) of shares that may yet be purchased under the plans or programs	0	0	0	0	0	0	0	0	0	0	0	0